Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule Of Principal Balance Outstanding
The outstanding principal balance on each loan facility at the balance sheet date is as follows:

	As at
	Dec 31, 2015	Dec 31, 2014
Facility I (“First ABN AMRO Facility”)	5,000,000	7,000,000
Facility II (“Second ABN AMRO Facility”)	50,270,000	43,550,000
Facility III (“DVB Facility”)	80,462,000	72,098,000
Facility IV (“Joint Bank Facility”)	212,282,628	49,435,268
Facility V (“NIBC Bank Facility”)	11,725,000	13,145,000
Facility VI (“CACIB Bank Facility”)	36,725,000	19,500,000
Total debt	396,464,628	204,728,268
Deferred Finance Fees	(8,222,224)	(8,263,274)
Net Total Debt	388,242,404	196,464,994
Current portion of long-term debt	29,137,825	19,394,928
Current portion of deferred finance fees	(2,123,325)	(1,518,538)
Total current portion of long-term debt	27,014,500	17,876,390
Non-current portion of long-term debt	361,227,904	178,588,604

Schedule of minimum Repayments under Loan Facilities
Future minimum scheduled repayments under Ardmore’s loan facilities for each year are as follows:

As at Dec 31, 2015
2016	29,137,825
2017	37,710,433
2018	35,210,433
2019	33,710,433
2020	33,710,433
2021	36,915,433
2022	190,069,637
396,464,627